Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, plant and equipment consist of the following:

(in thousands)	Land and buildings EUR	Machinery and equipment EUR	Leasehold improvements EUR	Furniture, fixtures and other equipment EUR	Total EUR
Cost
Balance at January 1, 2015	1,269,488	799,709	231,810	303,090	2,604,097
Additions	154,505	246,332	12,438	46,352	459,627
Disposals	(1,346)	(117,250)	(451)	(3,920)	(122,967)
Effect of changes in exchange rates	27,438	35,153	1,748	2,962	67,301
Balance at December 31, 2015	1,450,085	963,944	245,545	348,484	3,008,058
Acquisitions through business combinations	23,851	26,041	1,263	913	52,068
Additions	75,283	203,801	6,745	30,356	316,185
Disposals	(3,226)	(82,268)	(906)	(26,551)	(112,951)
Effect of changes in exchange rates	10,537	21,617	1,556	5,808	39,518
Balance at December 31, 2016	1,556,530	1,133,135	254,203	359,010	3,302,878

Accumulated depreciation and impairment
Balance at January 1, 2015	296,099	426,832	192,243	241,400	1,156,574
Depreciation	75,918	123,269	16,078	27,784	243,049
Impairment charges	—	2,287	—	—	2,287
Disposals	(115)	(44,189)	(439)	(3,902)	(48,645)
Effect of changes in exchange rates	10,459	21,202	605	1,849	34,115
Balance at December 31, 2015	382,361	529,401	208,487	267,131	1,387,380
Depreciation	88,427	155,660	15,685	31,041	290,813
Impairment charges	1,712	655	169	930	3,466
Disposals	(2,482)	(55,630)	(307)	(26,492)	(84,911)
Effect of changes in exchange rates	4,547	12,783	738	825	18,893
Balance at December 31, 2016	474,565	642,869	224,772	273,435	1,615,641

Carrying amount
December 31, 2015	1,067,724	434,543	37,058	81,353	1,620,678
December 31, 2016	1,081,965	490,266	29,431	85,575	1,687,237